Goodwill (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Goodwill and Intangible Assets Disclosure [Abstract]
Beginning Balance	$ 143,921	¥ 989,530	¥ 1,755,970	¥ 1,755,970
Impairment		0	(766,440)	0
Ending Balance	$ 143,921	¥ 989,530	¥ 989,530	¥ 1,755,970